PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 9.0%
Certificates of Deposit 5.2%
Bank of America NA,
SOFR + 0.320%	4.680%(c)	01/08/26	55,000	$54,991,618
SOFR + 0.340%	4.710(c)	04/27/26	85,000	84,940,937
SOFR + 0.350%	4.710(c)	07/30/25	36,000	36,010,015
SOFR + 0.350%	4.760(c)	10/27/25	13,100	13,105,763

BNP Paribas SA	4.600	02/17/26	36,800	36,889,899

BNP Paribas SA, SOFR + 0.370%	4.730(c)	09/08/25	101,000	101,058,550
Canadian Imperial Bank of Commerce,
SOFR + 0.350% (Cap N/A, Floor 0.000%)	4.710(c)	11/21/25	115,000	115,039,157
SOFR + 0.430%	4.790(c)	05/08/26	50,000	50,012,310

Citibank NA, SOFR + 0.410% (Cap N/A, Floor 0.000%)	4.770(c)	04/22/26	70,000	70,004,424
Credit Agricole Corporate & Investment Bank, SOFR + 0.310%	4.670(c)	02/17/26	27,000	26,987,545
Royal Bank of Canada, SOFR + 0.350% (Cap N/A, Floor 0.000%)	4.710(c)	07/15/25	164,550	164,620,641
Toronto-Dominion Bank (The), US Federal Funds Effective Rate + 0.400%	4.730(c)	08/22/25	100,500	100,551,917

Total Certificates of Deposit (cost $853,950,000)				854,212,776
Commercial Paper 1.7%
Bank of New York Mellon (The), SOFR + 0.350%	4.710(c)	05/09/25	109,000	109,007,020
CDP Financial, Inc., 144A, SOFR + 0.320%	4.680(c)	05/07/25	25,000	25,000,692
Swedbank AB,
144A, SOFR + 0.360%	4.720(c)	07/01/25	4,000	4,001,630
144A, SOFR + 0.350%	4.710(c)	07/21/25	134,000	134,064,775

Total Commercial Paper (cost $272,000,000)				272,074,117
Corporate Bonds 1.6%
Auto Manufacturers 1.4%
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.300%	4.660(c)	02/24/26	49,500	49,399,319
Sr. Unsec’d. Notes, MTN, SOFR + 0.350% (Cap N/A, Floor 0.000%)	4.710(c)	12/09/25	140,000	139,879,051
Sr. Unsec’d. Notes, Series B, MTN, SOFR + 0.340% (Cap N/A, Floor 0.000%)	4.700(c)	06/10/25	43,000	42,979,305
				232,257,675

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified 0.2%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN, SOFR + 0.480% (Cap N/A, Floor 0.000%)	4.857%(c)	10/22/25	35,500	$35,524,850

Total Corporate Bonds (cost $268,040,265)				267,782,525
U.S. Government Agency Obligations 0.5%
Federal Farm Credit Bank,
SOFR + 0.060% (Cap N/A, Floor 0.000%)	4.420(c)	08/26/25	44,000	44,009,078
SOFR + 0.100% (Cap N/A, Floor 0.000%)	4.460(c)	02/25/26	20,750	20,752,327
US Federal Funds Effective Rate + 0.115% (Cap N/A, Floor 0.000%)	4.445(c)	12/26/25	11,000	11,005,348

Total U.S. Government Agency Obligations (cost $75,750,738)				75,766,753

Total Long-Term Investments (cost $1,469,741,003)				1,469,836,171

Short-Term Investments 90.9%
Certificates of Deposit 8.2%
Bank of America NA, SOFR + 0.180%	4.540(c)	08/01/25	110,000	110,007,139
Canadian Imperial Bank of Commerce, SOFR + 0.340% (Cap N/A, Floor 0.000%)	4.700(c)	06/04/25	105,000	105,026,229
Citibank NA,
SOFR + 0.310% (Cap N/A, Floor 0.000%)	4.670(c)	08/26/25	85,000	85,016,847
SOFR + 0.390% (Cap N/A, Floor 0.000%)	4.750(c)	03/27/26	49,500	49,504,000

Cooperatieve Rabobank UA, SOFR + 0.360%	4.720(c)	08/11/25	45,000	45,024,363
Mitsubishi UFJ Trust & Banking Corp.	4.350	05/06/25	285,000	284,999,287

Mitsubishi UFJ Trust & Banking Corp., SOFR + 0.230%	4.590(c)	08/28/25	105,000	105,010,490

National Australia Bank Ltd., SOFR + 0.250% (Cap N/A, Floor 0.000%)	4.610(c)	07/29/25	50,000	50,016,085
State Street Bank & Trust Co.,
SOFR + 0.220%	4.580(c)	07/25/25	35,000	35,004,407
SOFR + 0.230%	4.590(c)	08/13/25	79,000	79,006,533
SOFR + 0.250%	4.610(c)	09/15/25	154,000	153,997,105
Svenska Handelsbanken,
SOFR + 0.240% (Cap N/A, Floor 0.000%)	4.600(c)	08/01/25	50,000	50,014,485

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Certificates of Deposit (Continued)
Svenska Handelsbanken, (cont’d.)
SOFR + 0.400%	4.760%(c)	04/15/26	70,000	$70,005,439

Svenska Handelsbanken	4.605	11/12/25	49,200	49,246,425

Toronto-Dominion Bank (The)	5.480	05/21/25	70,000	70,034,944

Total Certificates of Deposit (cost $1,341,744,059)				1,341,913,778
Commercial Paper 56.0%
Advanced Micro Devices, Inc., 144A	4.447(n)	05/22/25	9,000	8,976,094
Adventist Health Systems, Inc.	4.400(n)	05/27/25	50,000	49,837,050
Advocate Health & Hospitals Corp.	4.471(n)	05/28/25	70,000	69,750,429
Alphabet, Inc.,
144A	4.514(n)	06/13/25	236,500	235,248,584
144A	4.530(n)	06/12/25	152,000	151,214,099

Ascension Health Alliance	4.416(n)	05/22/25	123,853	123,516,368
AstraZeneca PLC, 144A	4.402(n)	12/10/25	47,000	45,712,722
Australia & New Zealand Banking Group Ltd., 144A	4.436(n)	07/09/25	125,600	124,550,662
Bank of America Securities, Inc.,
144A	4.669(n)	12/02/25	18,000	17,539,272
144A	5.522(n)	05/28/25	60,000	59,794,746
Bank of Montreal,
144A, SOFR + 0.350%	4.710(c)	07/22/25	74,750	74,778,876
144A, US Federal Funds Effective Rate + 0.400%	4.730(c)	08/22/25	184,000	184,084,760
Bank of New York Mellon (The),
SOFR + 0.180%	4.540(c)	09/30/25	133,000	132,965,087
SOFR + 0.250%	4.610(c)	03/26/26	172,000	171,871,705
Bank of Nova Scotia (The),
144A, SOFR + 0.200%	4.560(c)	05/27/25	79,750	79,756,260
144A, SOFR + 0.350%	4.710(c)	10/16/25	65,000	65,023,069

Banner Health	4.531(n)	06/11/25	12,000	11,937,588
BNP Paribas SA, 144A, SOFR + 0.350%	4.710(c)	05/07/25	55,000	55,002,745
BPCE SA, 144A	4.624(n)	11/13/25	20,000	19,529,826
Caisse des Depots et Consignations, 144A	4.354(n)	05/02/25	15,000	14,996,406
CDP Financial, Inc., 144A, SOFR + 0.310%	4.670(c)	02/03/26	47,000	46,991,977

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
Chevron Corp.,
144A	4.441%(n)	09/12/25	216,500	$213,059,685
144A	4.441(n)	09/18/25	59,000	58,023,326
144A	4.441(n)	09/24/25	72,500	71,252,036
144A	4.523(n)	10/15/25	60,000	58,824,558
Citigroup Global Markets, Inc.,
144A	4.604(n)	11/10/25	53,000	51,776,315
144A	5.499(n)	06/03/25	110,000	109,545,590

Commonwealth Bank of Australia, 144A, SOFR + 0.180%	4.540(c)	09/29/25	56,000	55,985,766
Duke University Health System, Inc.	4.509(n)	06/27/25	50,000	49,639,700
Eli Lilly & Co., 144A	4.358(n)	05/06/25	40,000	39,971,276
EssilorLuxottica SA,
144A	4.447(n)	07/02/25	39,000	38,703,865
144A	4.447(n)	07/09/25	50,000	49,578,380
144A	4.478(n)	09/02/25	106,000	104,426,260
144A	4.520(n)	07/28/25	94,000	92,993,683
144A	4.541(n)	07/23/25	73,250	72,509,589
Federation Des Caisses Desjardins,
144A	4.405(n)	05/23/25	84,000	83,765,800
144A	4.406(n)	05/21/25	142,000	141,638,667
144A	4.468(n)	07/28/25	99,200	98,125,664
144A	4.535(n)	06/02/25	75,000	74,699,355

Hackensack Meridian Health, Inc.	4.436(n)	05/09/25	16,250	16,232,182
Idaho Housing & Finance Association	0.000(n)	06/10/25	8,450	8,449,444
ING (U.S.) Funding LLC,
144A	4.635(n)	06/20/25	100,000	99,377,940
144A, SOFR + 0.250%	4.610(c)	12/23/25	100,000	99,928,430
144A, SOFR + 0.350%	4.710(c)	07/28/25	84,000	84,035,330
144A, SOFR + 0.350%	4.710(c)	09/03/25	138,000	138,051,136
John Deere Capital Corp.,
144A	4.527(n)	06/12/25	26,000	25,865,260
144A	4.532(n)	06/05/25	13,324	13,266,254
144A	4.536(n)	06/02/25	18,000	17,928,522
144A	4.541(n)	07/07/25	37,000	36,695,938
144A	4.561(n)	07/10/25	22,500	22,306,761

Johnson & Johnson, 144A	4.404(n)	08/22/25	105,000	103,588,873
JPMorgan Securities LLC,
144A, SOFR + 0.290%	4.650(c)	03/06/26	20,675	20,657,532
144A, SOFR + 0.340%	4.700(c)	01/27/26	20,000	19,998,127

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
JPMorgan Securities LLC, (cont’d.)
144A, SOFR + 0.380%	4.740%(c)	01/02/26	75,000	$75,006,592
144A, SOFR + 0.390%	4.750(c)	11/04/25	55,000	55,028,441
144A, SOFR + 0.390%	4.750(c)	11/12/25	20,000	20,011,154
144A, SOFR + 0.400%	4.760(c)	08/06/25	100,000	100,058,580
144A, SOFR + 0.430%	4.790(c)	04/29/26	110,000	110,022,719
KFW,
144A	4.426(n)	09/18/25	292,650	287,869,153
144A	4.442(n)	09/03/25	50,000	49,263,950
LVMH Moet Hennessy Louis Vuitton,
144A	4.381(n)	03/17/26	27,000	26,035,482
144A	4.388(n)	09/08/25	95,000	93,516,565
144A	4.420(n)	09/04/25	20,400	20,090,556
144A	4.441(n)	09/22/25	71,000	69,781,519
144A	4.504(n)	08/01/25	93,000	91,957,916
144A	4.525(n)	06/20/25	10,600	10,534,828
144A	4.527(n)	06/17/25	25,000	24,855,333
144A	4.601(n)	06/12/25	27,000	26,860,078

Mars, Inc., 144A	4.491(n)	06/05/25	48,550	48,338,516
Memorial Hermann Health System	4.496(n)	06/03/25	29,250	29,124,307

Memorial Hermann Health System	4.497(n)	05/02/25	30,400	30,392,336

Mercy Health	4.541(n)	06/11/25	75,000	74,611,237
Michigan State University	4.400	05/22/25	6,700	6,697,454

Michigan State University	4.400	06/10/25	13,607	13,597,608

Michigan State University	4.400	06/23/25	15,704	15,691,990
Mitsubishi Corp.,
144A	4.431(n)	05/30/25	70,000	69,746,250
144A	4.438(n)	06/13/25	58,000	57,690,640
144A	4.529(n)	06/17/25	92,000	91,464,192
144A	4.536(n)	06/20/25	91,000	90,436,510
144A	4.563(n)	06/03/25	28,000	27,884,861

National Securities Clearing Corp., 144A	4.473(n)	06/16/25	40,000	39,772,468
Nestle Finance International Ltd.,
144A	4.362(n)	05/20/25	50,000	49,882,065
144A	4.418(n)	05/08/25	39,000	38,963,250
144A	4.491(n)	06/06/25	100,000	99,549,100
144A	4.506(n)	06/17/25	12,000	11,931,200
144A	4.527(n)	06/16/25	58,000	57,674,394

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
New York Life Short Term Funding LLC,
144A	4.352%(n)	05/08/25	26,730	$26,704,275
144A	4.361(n)	05/21/25	100,000	99,746,710
144A	4.405(n)	05/13/25	50,000	49,921,725
144A	4.497(n)	06/11/25	114,000	113,419,854
144A	4.498(n)	06/04/25	20,000	19,915,320
Ontario Teacher’s Finance Trust,
144A	4.419(n)	11/25/25	25,000	24,393,545
144A	4.483(n)	11/06/25	58,000	56,710,590

Province of Alberta, 144A	4.447(n)	08/05/25	50,000	49,419,415
Province of British Columbia	4.457(n)	07/08/25	60,000	59,500,098

Province of British Columbia	4.645(n)	07/03/25	30,000	29,768,070

Province of Ontario	4.345(n)	05/12/25	45,000	44,935,317
PSP Capital, Inc.,
144A	4.381(n)	06/02/25	40,700	40,539,088
144A	4.383(n)	06/05/25	70,000	69,697,880
144A	4.386(n)	06/11/25	55,000	54,722,674
144A	4.393(n)	06/06/25	18,100	18,019,692
144A	4.460(n)	06/04/25	100,000	99,580,490

Queensland Treasury Corp.	4.441(n)	09/19/25	86,000	84,563,508

Queensland Treasury Corp.	4.441(n)	09/22/25	75,000	73,722,435

Queensland Treasury Corp.	4.499(n)	06/25/25	62,500	62,079,025

Queensland Treasury Corp.	4.508(n)	06/20/25	62,500	62,116,613

Royal Bank of Canada, 144A, SOFR + 0.340%	4.700(c)	06/05/25	108,750	108,768,770
Sanofi SA, 144A	4.398(n)	06/11/25	155,300	154,514,027
Scripps Health	4.434(n)	06/03/25	9,750	9,708,998
Sentara Healthcare	0.000	06/11/25	18,750	18,653,138

Sentara Healthcare	11.975(n)	09/10/25	22,750	22,384,289

ST Energy Solutions LLC, 144A	4.398(n)	05/02/25	46,000	45,989,006
State of California	4.380	06/09/25	10,000	9,993,705
Sumitomo Mitsui Trust Bank Ltd., 144A	4.346(n)	05/02/25	40,000	39,990,448
Svenska Handelsbanken,
144A, SOFR + 0.200%	4.560(c)	12/03/25	100,000	99,949,560
144A, SOFR + 0.230%	4.590(c)	03/05/26	123,000	122,851,908

Swedbank AB, 144A, SOFR + 0.350%	4.710(c)	10/14/25	74,000	74,034,654

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)

Texas Public Finance Authority	4.430%	05/15/25	18,200	$18,194,864

Texas Public Finance Authority	4.550	05/14/25	50,000	49,985,880

Texas Public Finance Authority	4.550	05/21/25	69,500	69,476,996
TotalEnergies Capital SA,
144A	4.362(n)	05/06/25	61,500	61,455,351
144A	4.369(n)	05/13/25	31,000	30,951,135
144A	4.374(n)	05/02/25	25,000	24,993,975
144A	4.478(n)	06/26/25	126,500	125,621,318
144A	4.545(n)	06/02/25	95,000	94,620,057
144A	4.545(n)	10/16/25	60,550	59,318,159

Toyota Finance Australia Ltd.	4.598(n)	07/14/25	29,000	28,736,584
Toyota Industries Commercial Finance, Inc.,
144A	4.406(n)	05/27/25	23,000	22,925,009
144A	4.430(n)	09/19/25	33,500	32,934,711
144A	4.441(n)	09/03/25	35,000	34,473,985
144A	4.451(n)	06/26/25	35,000	34,758,938
144A	4.468(n)	07/29/25	24,000	23,740,200
144A	4.517(n)	06/23/25	15,000	14,902,125
144A	4.596(n)	05/16/25	49,000	48,905,533
144A	4.625(n)	05/05/25	10,000	9,993,990

Toyota Credit Canada Inc.	4.495(n)	12/01/25	50,000	48,746,990
Trustees of Princeton University (The)	4.330	06/12/25	24,000	23,996,162

Trustees of Princeton University (The)	4.380	05/05/25	13,000	12,997,921
Unilever Capital Corp.,
144A	4.448(n)	06/20/25	40,200	39,952,838
144A	4.472(n)	07/07/25	49,000	48,598,063
144A	4.495(n)	06/25/25	80,000	79,457,256
144A	4.500(n)	06/18/25	70,000	69,580,070
144A	4.503(n)	05/27/25	140,500	140,043,867

Walmart, Inc., 144A	4.365(n)	05/05/25	42,000	41,974,993
Westpac Banking Corp.,
144A, SOFR + 0.330%	4.690(c)	05/01/25	20,000	20,000,138
144A, SOFR + 0.330%	4.690(c)	08/29/25	124,500	124,569,633
144A, SOFR + 0.400%	4.760(c)	04/10/26	94,000	93,995,892

Total Commercial Paper (cost $9,204,954,762)				9,204,538,273

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds 0.4%
Insurance
New York Life Global Funding, Sec’d. Notes, 144A, SOFR + 0.700%	5.069%(c)	06/13/25	45,175	$45,196,509
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A, SOFR + 0.900% (Cap N/A, Floor 0.000%)	5.265(c)	08/28/25	19,000	19,033,250

Total Corporate Bonds (cost $64,217,344)				64,229,759
Municipal Bond 0.1%
California
City & County of San Francisco, General Obligation Unlimited, Series D (cost $22,805,000)	4.520%	06/15/25	22,805	22,810,619
Repurchase Agreements 22.8%
Banco Santander SA,
4.37%, dated 04/30/25, due 05/01/25 in the amount of $170,714,720 collateralized by GNMA (coupon rate 5.500%, maturity dates 04/20/53-07/20/54) with the aggregate value, including accrued interest, of $174,129,015.			170,694	170,694,000
CF Secured LLC,
4.38%, dated 04/30/25, due 05/01/25 in the amount of $400,048,667 collateralized by FHLMC (coupon rates 2.000%-6.500%, maturity dates 12/01/50-02/01/55), FNMA (coupon rates 2.500%-7.000%, maturity dates 05/01/51-04/01/55) and U.S. Treasury Securities (coupon rates 1.875%-4.625%, maturity dates 03/15/26-02/15/32) with the aggregate value, including accrued interest, of $408,049,654.			400,000	400,000,000
Credit Agricole Corporate & Investment Bank,
4.32%, dated 03/20/25, due 05/08/25 in the amount of $125,735,000 collateralized by U.S. Treasury Securities (coupon rate 4.125%, maturity date 03/31/29) with the aggregate value, including accrued interest, of $127,500,003.			125,000	125,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2025
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
Credit Agricole Corporate & Investment Bank, (cont’d.)
4.37%, dated 04/30/25, due 05/01/25 in the amount of $300,036,417 collateralized by U.S. Treasury Securities (coupon rates 1.625%-3.750%, maturity dates 08/15/29-08/31/31) with the aggregate value, including accrued interest, of $306,000,015.	300,000	$300,000,000
4.38%, dated 04/30/25, due 05/01/25 in the amount of $122,878,948 collateralized by U.S. Treasury Securities (coupon rate 4.250%, maturity date 02/28/31) with the aggregate value, including accrued interest, of $125,321,300.	122,864	122,864,000
Deutsche Bank AG,
4.38%, dated 04/30/25, due 05/01/25 in the amount of $203,320,734 collateralized by U.S. Treasury Securities (coupon rate 4.500%, maturity date 11/15/33) with the aggregate value, including accrued interest, of $207,361,971.	203,296	203,296,000
ING Financial Markets LLC,
4.33%, dated 03/20/25, due 05/08/25 in the amount of $70,412,553 collateralized by FHLMC (coupon rate 4.000%, maturity date 08/01/52) with the aggregate value, including accrued interest, of $71,400,000.	70,000	70,000,000
Natixis Commercial Mortgage Securities Trust,
4.33%, dated 03/20/25, due 05/08/25 in the amount of $201,178,722 collateralized by FHLMC (coupon rates 3.500%-5.500%, maturity dates 09/01/42-09/01/54), FNMA (coupon rates 4.000%-6.000%, maturity dates 04/01/30-04/01/55), GNMA (coupon rates 2.500%-6.500%, maturity dates 05/20/52-01/20/55) and U.S. Treasury Securities (coupon rates 0.000%-2.375%, maturity dates 07/17/25-02/15/52) with the aggregate value, including accrued interest, of $204,000,027.	200,000	200,000,000
4.33%, dated 03/21/25, due 05/08/25 in the amount of $201,154,667 collateralized by FNMA (coupon rates 3.000%-6.500%, maturity dates 11/01/46-12/01/54) with the aggregate value, including accrued interest, of $204,000,000.	200,000	200,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2025
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
Natixis Commercial Mortgage Securities Trust, (cont’d.)
4.38%, dated 04/30/25, due 05/01/25 in the amount of $100,012,167 collateralized by FHLMC (coupon rates 4.500%-5.500%, maturity dates 12/01/52-09/01/54), FNMA (coupon rates 2.000%-6.500%, maturity dates 11/01/46-04/01/55), GNMA (coupon rates 3.000%-6.500%, maturity dates 05/20/39-07/15/59) and U.S. Treasury Securities (coupon rates 0.000%-4.750%, maturity dates 07/03/25-11/15/54) with the aggregate value, including accrued interest, of $102,000,071.	100,000	$100,000,000
NatWest Group PLC,
4.36%, dated 04/29/25, due 05/06/25 in the amount of $200,169,556 collateralized by FHLMC (coupon rate 6.500%, maturity date 01/01/54) and U.S. Treasury Securities (coupon rate 2.250%, maturity date 03/31/26) with the aggregate value, including accrued interest, of $204,172,983.	200,000	200,000,000
Nomura Holdings, Inc.,
4.38%, dated 04/30/25, due 05/01/25 in the amount of $200,024,333 collateralized by FHLMC (coupon rates 2.500%-7.775%, maturity dates 03/01/27-11/01/54), FNMA (coupon rates 2.500%-9.000%, maturity dates 04/01/26-05/01/58) and GNMA (coupon rates 2.000%-5.000%, maturity dates 02/15/47-08/20/62) with the aggregate value, including accrued interest, of $204,024,821.	200,000	200,000,000
Northern Trust Corp.,
4.35%, dated 04/30/25, due 05/01/25 in the amount of $100,012,083 collateralized by U.S. Treasury Securities (coupon rate 0.000%, maturity date 06/24/25) with the aggregate value, including accrued interest, of $102,000,000.	100,000	100,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2025
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
Santander Bank NA,
4.37%, dated 04/30/25, due 05/01/25 in the amount of $250,030,347 collateralized by FHLB (coupon rate 2.090%, maturity date 02/22/36), FHLMC (coupon rates 2.500%-6.500%, maturity dates 01/01/26-05/01/55), FNMA (coupon rates 0.000%-0.875%, maturity dates 08/05/30-02/06/32), GNMA (coupon rate 4.000%, maturity date 08/20/47) and U.S. Treasury Securities (coupon rates 0.125%-4.431%, maturity dates 04/15/26-05/15/33) with the aggregate value, including accrued interest, of $255,030,955.	250,000	$250,000,000
State Street Bank & Trust Co.,
4.37%, dated 04/30/25, due 05/01/25 in the amount of $350,042,486 collateralized by U.S. Treasury Securities (coupon rates 0.750%-4.875%, maturity date 05/31/26) with the aggregate value, including accrued interest, of $357,000,183.	350,000	350,000,000
TD Securities LLC,
4.39%, dated 04/30/25, due 05/01/25 in the amount of $100,012,194 collateralized by U.S. Treasury Securities (coupon rates 3.875%-4.000%, maturity dates 03/31/27-02/15/34) with the aggregate value, including accrued interest, of $102,000,091.	100,000	100,000,000
U.S. Bancorp,
4.37%, dated 04/30/25, due 05/01/25 in the amount of $400,048,556 collateralized by U.S. Treasury Securities (coupon rates 0.000%-4.750%, maturity dates 08/05/25-02/15/55) with the aggregate value, including accrued interest, of $408,049,584.	400,000	400,000,000
Wells Fargo Bank NA,
4.38%, dated 04/30/25, due 05/01/25 in the amount of $250,030,417 collateralized by FHLMC (coupon rates 2.500%-6.500%, maturity dates 11/01/35-03/01/55) with the aggregate value, including accrued interest, of $255,031,026.	250,000	250,000,000

Total Repurchase Agreements (cost $3,741,854,000)		3,741,854,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Time Deposits 3.4%
ABN AMRO Bank NV	4.330%	05/06/25	188,000	$188,000,000
ABN AMRO Bank NV	4.330	05/07/25	150,000	150,000,000
Australia & New Zealand Banking Group Ltd.	4.330	05/01/25	75,000	75,000,000
Svenska Handelsbanken	4.320	05/01/25	150,000	150,000,000

Total Time Deposits (cost $563,000,000)				563,000,000

Total Short-Term Investments (cost $14,938,575,165)				14,938,346,429

TOTAL INVESTMENTS 99.9% (cost $16,408,316,168)				16,408,182,600
Other assets in excess of liabilities 0.1%				22,268,898

Net Assets 100.0%				$16,430,451,498

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
N/A	Not Applicable
SOFR	Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2025.
(n)	Rate shown reflects yield to maturity at purchased date.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).